Financial Instruments and Related Risk Management - Summary of Fair Value Hierarchy for Financial Assets and Financial Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Transfers between Level 1 and Level 2, assets	$ 0	$ 0
Transfers between Level 1 and Level 2, liabilities	$ 0	$ 0